Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (97.71%)
COMMUNICATION SERVICES (8.41%)
Entertainment (1.62%)
Netflix, Inc.(a)	27,438	$16,746,509
Walt Disney Co.(a)	70,266	11,886,899
		28,633,408
Interactive Media & Services (5.40%)
Alphabet, Inc., Class A(a)	3,721	9,948,168
Alphabet, Inc., Class C(a)	13,802	36,786,608
Facebook, Inc., Class A(a)	118,910	40,356,865
Twitter, Inc.(a)	142,600	8,611,614
		95,703,255
Media (1.39%)
Comcast Corp., Class A	283,468	15,854,365
Omnicom Group, Inc.	119,755	8,677,448
		24,531,813
CONSUMER DISCRETIONARY (13.51%)
Auto Components (1.24%)
Cie Generale des Etablissements Michelin SCA(b)	269,529	8,274,540
Lear Corp.	87,154	13,637,858
		21,912,398
Automobiles (0.43%)
Ford Motor Co.(a)	534,293	7,565,589

Hotels, Restaurants & Leisure (1.52%)
Booking Holdings, Inc.(a)	6,411	15,218,881
Yum! Brands, Inc.	96,468	11,799,001
		27,017,882
Household Durables (3.17%)
Lennar Corp., Class A	103,300	9,677,144
Lennar Corp., Class B	2,500	193,975
Mohawk Industries, Inc.(a)	48,630	8,626,962
Newell Brands, Inc.	468,159	10,365,040
Sony Group Corp.(b)	247,123	27,326,862
		56,189,983
Internet & Direct Marketing Retail (2.42%)
Amazon.com, Inc.(a)	13,042	42,843,492

Multiline Retail (1.53%)
Dollar General Corp.	72,713	15,425,336
Dollar Tree, Inc.(a)	121,399	11,620,312
		27,045,648

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Specialty Retail (1.04%)
Home Depot, Inc.	24,980	$8,199,935
TJX Cos., Inc.	67,744	4,469,749
Ulta Beauty, Inc.(a)	15,771	5,692,069
		18,361,753
Textiles, Apparel & Luxury Goods (2.16%)
Gildan Activewear, Inc.	245,055	8,946,958
NIKE, Inc., Class B	85,416	12,404,966
PVH Corp.(a)	97,564	10,028,603
Skechers U.S.A., Inc., Class A(a)	164,168	6,914,756
		38,295,283
CONSUMER STAPLES (2.48%)
Beverages (0.42%)
Coca-Cola Co.	142,000	7,450,740

Food & Staples Retailing (0.65%)
Costco Wholesale Corp.	18,216	8,185,359
Walgreens Boots Alliance, Inc.	71,000	3,340,550
		11,525,909
Food Products (0.36%)
Tyson Foods, Inc., Class A	81,000	6,394,140

Household Products (0.41%)
Procter & Gamble Co.	51,500	7,199,700

Personal Products (0.64%)
Unilever PLC(b)	209,272	11,346,728

ENERGY (3.53%)
Energy Equipment & Services (2.03%)
Baker Hughes Co.	457,914	11,324,213
Halliburton Co.	502,719	10,868,785
NOV, Inc.(a)	593,470	7,780,392
Schlumberger NV	200,105	5,931,112
		35,904,502
Oil, Gas & Consumable Fuels (1.50%)
Cabot Oil & Gas Corp.	330,000	7,180,800
Cenovus Energy, Inc.(c)	370,268	3,724,896
Exxon Mobil Corp.	128,092	7,534,372
Phillips 66	58,500	4,096,755

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Royal Dutch Shell PLC, Class A(b)	91,039	$4,057,608
		26,594,431
FINANCIALS (16.91%)
Banks (4.90%)
Bank of America Corp.	136,340	5,787,633
Citigroup, Inc.	212,596	14,919,987
Commerce Bancshares, Inc.	67,200	4,682,496
Cullen/Frost Bankers, Inc.	53,320	6,324,819
East West Bancorp, Inc.	46,300	3,590,102
JPMorgan Chase & Co.	131,458	21,518,360
Mitsubishi UFJ Financial Group, Inc.(b)(c)	650,000	3,854,500
PNC Financial Services Group, Inc.	44,200	8,647,288
Wells Fargo & Co.	374,483	17,379,756
		86,704,941
Capital Markets (3.89%)
Ameriprise Financial, Inc.	33,200	8,768,784
Charles Schwab Corp.	299,700	21,830,148
Goldman Sachs Group, Inc.	18,928	7,155,352
MSCI, Inc.	17,689	10,760,926
Northern Trust Corp.	87,915	9,478,116
S&P Global, Inc.	12,133	5,155,190
UBS Group AG	361,404	5,760,780
		68,909,296
Consumer Finance (1.76%)
American Express Co.	58,083	9,730,645
Capital One Financial Corp.	132,686	21,491,152
		31,221,797
Diversified Financial Services (2.28%)
Berkshire Hathaway, Inc., Class B(a)	83,925	22,906,490
Equitable Holdings, Inc.	371,413	11,008,681
Voya Financial, Inc.	105,990	6,506,726
		40,421,897
Insurance (4.08%)
American International Group, Inc.	333,319	18,295,880
Arch Capital Group, Ltd.(a)	130,403	4,978,786
Axis Capital Holdings, Ltd.	171,252	7,884,442
Chubb, Ltd.	76,610	13,290,303
Cincinnati Financial Corp.	71,000	8,109,620
MetLife, Inc.	177,166	10,936,457
Progressive Corp.	96,553	8,727,426
		72,222,914

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
HEALTH CARE (14.12%)
Biotechnology (1.00%)
Amgen, Inc.	35,800	$7,612,870
Regeneron Pharmaceuticals, Inc.(a)	16,714	10,114,979
		17,727,849
Health Care Equipment & Supplies (6.06%)
Abbott Laboratories	85,740	10,128,466
Alcon, Inc.	96,800	7,789,496
Align Technology, Inc.(a)	18,146	12,074,893
Boston Scientific Corp.(a)	140,697	6,104,843
Danaher Corp.	92,804	28,253,250
Dexcom, Inc.(a)	16,311	8,919,833
Intuitive Surgical, Inc.(a)	7,027	6,985,892
Koninklijke Philips NV	245,352	10,903,449
Medtronic PLC	70,000	8,774,500
Smith & Nephew PLC(b)	215,082	7,385,916
		107,320,538
Health Care Providers & Services (3.97%)
Cardinal Health, Inc.	64,689	3,199,518
Fresenius Medical Care AG & Co. KGaA(b)	425,150	14,867,495
McKesson Corp.	37,804	7,537,362
Quest Diagnostics, Inc.	107,710	15,651,340
UnitedHealth Group, Inc.	73,968	28,902,256
		70,157,971
Life Sciences Tools & Services (1.60%)
Illumina, Inc.(a)	22,204	9,006,164
IQVIA Holdings, Inc.(a)	33,261	7,967,340
Thermo Fisher Scientific, Inc.	19,859	11,346,043
		28,319,547
Pharmaceuticals (1.49%)
Elanco Animal Health, Inc.(a)	209,500	6,680,955
Novartis AG(b)	68,000	5,561,040
Pfizer, Inc.	95,506	4,107,713
Zoetis, Inc.	51,750	10,046,745
		26,396,453
INDUSTRIALS (9.19%)
Aerospace & Defense (0.69%)
General Dynamics Corp.	34,000	6,665,020
Textron, Inc.	78,387	5,472,196
		12,137,216

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Air Freight & Logistics (0.23%)
Expeditors International of Washington, Inc.	33,928	$4,041,843

Building Products (1.46%)
Johnson Controls International PLC	137,800	9,381,424
Masco Corp.	295,064	16,390,805
		25,772,229
Commercial Services & Supplies (0.32%)
Waste Connections, Inc.	45,050	5,673,147

Electrical Equipment (0.61%)
Eaton Corp. PLC	41,679	6,223,091
Emerson Electric Co.	49,580	4,670,436
		10,893,527
Industrial Conglomerates (1.52%)
General Electric Co.	178,705	18,411,976
Honeywell International, Inc.	40,100	8,512,428
		26,924,404
Machinery (2.74%)
Dover Corp.	48,926	7,607,993
PACCAR, Inc.	121,153	9,561,395
Parker-Hannifin Corp.	32,000	8,947,840
Wabtec Corp.	152,075	13,110,386
Xylem, Inc.	75,100	9,288,368
		48,515,982
Professional Services (1.62%)
IHS Markit, Ltd.	173,925	20,283,133
TransUnion	75,400	8,468,174
		28,751,307
INFORMATION TECHNOLOGY (21.50%)
IT Services (7.01%)
Amdocs, Ltd.	122,515	9,275,611
Cognizant Technology Solutions Corp., Class A	170,692	12,667,053
FleetCor Technologies, Inc.(a)	43,873	11,462,699
Mastercard, Inc., Class A	26,896	9,351,201
PayPal Holdings, Inc.(a)	154,590	40,225,864
Snowflake, Inc., Class A(a)	15,403	4,658,329
Twilio, Inc., Class A(a)	15,194	4,847,646
Visa, Inc., Class A	141,813	31,588,846
		124,077,249

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Semiconductors & Semiconductor Equipment (3.19%)
ASML Holding N.V.	12,944	$9,644,704
Microchip Technology, Inc.	65,800	10,099,642
Micron Technology, Inc.	133,675	9,488,251
NVIDIA Corp.	88,368	18,306,315
QUALCOMM, Inc.	70,000	9,028,600
		56,567,512
Software (10.80%)
Adobe, Inc.(a)	62,501	35,983,076
ANSYS, Inc.(a)	33,000	11,234,850
Autodesk, Inc.(a)	45,157	12,877,422
Intuit, Inc.	23,101	12,463,221
Microsoft Corp.	109,858	30,971,167
RingCentral, Inc., Class A(a)	41,982	9,131,085
salesforce.com, Inc.(a)	116,212	31,519,019
ServiceNow, Inc.(a)	33,997	21,155,313
Splunk, Inc.(a)	19,537	2,827,199
Trade Desk, Inc., Class A(a)	130,901	9,202,340
Workday, Inc., Class A(a)	55,505	13,870,144
		191,234,836
Technology Hardware, Storage & Peripherals (0.50%)
Hewlett Packard Enterprise Co.	616,587	8,786,365

MATERIALS (3.94%)
Chemicals (2.78%)
Corteva, Inc.	225,000	9,468,000
Dow Chemical Co.	158,435	9,119,518
Ecolab, Inc.	41,172	8,589,303
Linde PLC	23,473	6,886,509
PPG Industries, Inc.	62,350	8,916,673
RPM International, Inc.	80,000	6,212,000
		49,192,003
Construction Materials (0.47%)
Martin Marietta Materials, Inc.	24,600	8,405,328

Containers & Packaging (0.69%)
Ball Corp.	134,750	12,123,458

REAL ESTATE (2.63%)
Equity Real Estate Investment Trusts (REITs) (2.63%)
American Tower Corp.	50,800	13,482,828
Crown Castle International Corp.	51,200	8,873,984

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2021 (Unaudited)

	SHARES	VALUE
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix, Inc.	20,022	$15,819,983
Equity LifeStyle Properties, Inc.	52,600	4,108,060
Sun Communities, Inc.	23,200	4,294,320
		46,579,175
UTILITIES (1.49%)
Electric Utilities (1.49%)
Edison International	226,635	12,571,444
NRG Energy, Inc.	339,121	13,846,310
		26,417,754
TOTAL COMMON STOCKS
(COST OF $1,153,738,259)		1,730,013,192

SHORT TERM INVESTMENTS (2.68%)
MONEY MARKET FUND (2.32%)
State Street Institutional US Government Money Market Fund, 0.03%(d)
(COST OF $40,890,743)	40,890,743	40,890,743

INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LOANED (0.36%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.03%
(COST OF $6,401,225)	6,401,225	6,401,225

TOTAL SHORT TERM INVESTMENTS
(COST OF $47,291,968)		47,291,968

TOTAL INVESTMENTS (100.39%)
(COST OF $1,201,030,227)		1,777,305,160

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.39%)		(6,830,151)

NET ASSETS (100.00%)		$1,770,475,009

NET ASSET VALUE PER SHARE
(223,839,318 SHARES OUTSTANDING)		$7.91

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Schedule of Investments

September 30, 2021 (Unaudited)

(a)	Non-income producing security.
(b)	American Depositary Receipt.
(c)	Security, or a portion of the security position, is currently on loan. The total market value of securities on loan is $7,325,625.
(d)	Rate reflects seven-day effective yield on September 30, 2021.

See Notes to Schedule of Investments.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2021 (Unaudited)

Security Valuation

Equity securities are valued at the last sale price at the close of the principal exchange on which they trade, except for securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), which are valued at the NASDAQ official closing price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Cash collateral from securities lending activity is reinvested in the State Street Navigator Securities Lending Government Money Market Portfolio (“State Street Navigator”), a registered investment company under the Investment Company Act of 1940 (the “1940 Act”), which operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. Shares of registered investment companies are valued daily at that investment company’s net asset value per share.

The Fund’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund’s Board of Trustees (the “Board”). When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Fund is priced that materially affects the value of a security, the security will be valued by the Fund’s Valuation Committee using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Fund’s net asset value include, but are not limited to: single issuer events such as corporate actions, reorganizations, mergers, spin-offs, liquidations, acquisitions and buyouts; corporate announcements on earnings or product offerings; regulatory news; and litigation and multiple issuer events such as governmental actions; natural disasters or armed conflicts that affect a country or a region; or significant market fluctuations. Potential significant events are monitored by the Advisor, ALPS Advisors, Inc. (the “Advisor”), Sub-Advisers and/or the Valuation Committee through independent reviews of market indicators, general news sources and communications from the Fund’s custodian. As of September 30, 2021, the Fund held no securities that were fair valued.

Security Transactions

Security transactions are recorded on trade date. Cost is determined and gains/(losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Corporate actions and dividend income are recorded on the ex-date.

The Fund estimates components of distributions from real estate investment trusts (“REITs”). Distributions received in excess of income are recorded as a reduction of the cost of the related investments. Once the REIT reports annually the tax character of its distributions, the Fund revises its estimates. If the Fund no longer owns the applicable securities, any distributions received in excess of income are recorded as realized gains.

Lending of Portfolio Securities

The Fund may lend its portfolio securities only to borrowers that are approved by the Fund’s securities lending agent, State Street Bank & Trust Co. (“SSB”). The Fund will limit such lending to not more than 30% of the value of its total assets. The borrower pledges and maintains with the Fund collateral consisting of cash (U.S. Dollar only), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, or by irrevocable bank letters of credit issued by a person other than the borrower or an affiliate of the borrower. The initial collateral received by the Fund is required to have a value of no less than 102% of the market value of the loaned securities for securities traded on U.S. exchanges and a value of no less than 105% of the market value for all other securities. The collateral is maintained thereafter, at a market value equal to no less than 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2021 (Unaudited)

Any cash collateral received is reinvested in State Street Navigator. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in the Fund’s Schedule of Investments as it is held by the lending agent on behalf of the Fund, and the Fund does not have the ability to re-hypothecate these securities.

The following is a summary of the Fund’s securities lending positions and related cash and non-cash collateral received as of September 30, 2021:

Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
$ 7,325,625	$ 6,401,225	$1,283,400	$ 7,684,625

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Fund could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Fair Value Measurements

The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Liberty All-Star® Equity Fund	Notes to Schedule of Investments

September 30, 2021 (Unaudited)

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity securities that are valued based on unadjusted quoted prices in active markets are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in shares of registered investment companies are valued at their closing NAV each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1	–	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2	–	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3	–	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,730,013,192	$–	$–	$1,730,013,192
Short Term Investments	47,291,968	–	–	47,291,968
Total	$1,777,305,160	$–	$–	$1,777,305,160

*	See Schedule of Investments for industry classifications.

The Fund did not have any securities which used significant unobservable inputs (Level 3) in determining fair value during the period.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund. Also, under the Fund’s organizational documents and by contract, the Trustees and Officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Fund. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be minimal.